Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AIM INVESTMENT FUNDS (INVESCO INVESTMENT FUNDS)
Prospectus Date	rr_ProspectusDate	Feb. 28, 2018
Supplement [Text Block]	aimif_SupplementTextBlock

Summary Prospectus and Statutory Prospectus

Supplement dated July 13, 2018

The purpose of this supplement is to notify you of changes to the current prospectuses for Class A, C, R, R5, R6 and Y shares of the Invesco Emerging Markets Flexible Bond Fund

The following sentence is hereby added to the end of the first paragraph under the heading entitled “Principal Investment Strategies of the Fund” in each of the Fund’s prospectuses:

Emerging market countries are those countries in the world other than the United States, Canada, Japan, Australia, New Zealand, Norway, Switzerland, Hong Kong, Singapore, Israel, Austria, Belgium, Denmark, Finland, France, Germany, Ireland, Italy, Netherlands, Portugal, Spain, Sweden and the United Kingdom.

INVESCO EMERGING MARKETS FLEXIBLE BOND FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	aimif_SupplementTextBlock

Summary Prospectus and Statutory Prospectus

Supplement dated July 13, 2018

The purpose of this supplement is to notify you of changes to the current prospectuses for Class A, C, R, R5, R6 and Y shares of the Invesco Emerging Markets Flexible Bond Fund

The following sentence is hereby added to the end of the first paragraph under the heading entitled “Principal Investment Strategies of the Fund” in each of the Fund’s prospectuses:

Emerging market countries are those countries in the world other than the United States, Canada, Japan, Australia, New Zealand, Norway, Switzerland, Hong Kong, Singapore, Israel, Austria, Belgium, Denmark, Finland, France, Germany, Ireland, Italy, Netherlands, Portugal, Spain, Sweden and the United Kingdom.